Convertible Note Payable (Details)													1 Months Ended			3 Months Ended		7 Months Ended	12 Months Ended
	Feb. 19, 2026 USD ($)	Feb. 11, 2026 USD ($)	Jan. 01, 2026 USD ($) $ / shares shares	Jul. 03, 2025 USD ($)	May 29, 2025 USD ($) $ / shares	Dec. 15, 2024 USD ($) $ / shares shares	Oct. 28, 2024 shares	Jun. 05, 2024 USD ($) $ / shares shares	Mar. 07, 2024 USD ($) Years $ / shares shares	Oct. 09, 2023 USD ($) Years $ / shares shares	Jul. 06, 2023 USD ($) Years $ / shares shares	May 23, 2023 USD ($) Years $ / shares shares	Jan. 31, 2026 USD ($) $ / shares shares	Jun. 30, 2025	Dec. 31, 2024 USD ($) Years $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) Years $ / shares shares	Feb. 28, 2026 USD ($) $ / shares	Feb. 26, 2026 shares	Jul. 14, 2025 shares	Jun. 05, 2025 USD ($) $ / shares shares	Jun. 04, 2025 $ / shares	Apr. 30, 2025 shares	Apr. 03, 2025 shares	Mar. 26, 2025 shares	Nov. 18, 2024 shares	Mar. 31, 2024 $ / shares
Debt Instrument [Line Items]
Aggregate principal amount												$ 1,500,000
Issuance of common stock (in Shares) | shares												5,000				100,000			100,000
Warrants to purchase shares (in Shares) | shares								80,000		2,917					72,000					72,000			832,576
Principal amount																$ 1,255,320
Warrant exercise price (in Dollars per share) | $ / shares								$ 7.5		$ 27					$ 9.75					$ 9.75
Change in fair market value of derivative liability																1,276,889	$ 114,360		$ (538,213)	$ (374,365)
Original issue discount																83,470
Price per share (in Dollars per share) | $ / shares																					$ 0.51
Conversion price per share (in Dollars per share) | $ / shares											$ 22.5
Purchase warrant (in Shares) | shares											2,344
Debt issuance costs																189,417	283,755		1,136,412	1,291,814
Net cash received																			200,000
Pay off all previously issued convertible notes																$ 200,000				3,388,222
Lender's cost																			64,652
Warrant exercisable date								Jun. 05, 2029						Jun. 05, 2029
Derivative liability															$ 112,666					112,666
Floor price per share (in Dollars per share) | $ / shares					$ 1
Loss on extinguishment of debt																			(9,076,587)
Interest charge																		$ 42,333	$ 42,333		$ 56,138
Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares										12,834					4,060					4,060
Warrant exercise price (in Dollars per share) | $ / shares										$ 37.5						$ 0.51
Warrants outstanding (in Shares) | shares								80,000
Change in fair market value of derivative liability											$ 3,000	$ 9,000								$ 2,880
Warrant exercise price (in Dollars per share) | $ / shares									$ 30		$ 67.5	$ 67.5
First Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares								66,667
Warrant exercise price (in Dollars per share) | $ / shares								$ 9.75																						$ 30
Second Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares								80,000																621,353
Warrant exercise price (in Dollars per share) | $ / shares								$ 7.5																						$ 19.5
Pre Funded Warrants [Member]
Debt Instrument [Line Items]
Warrants outstanding (in Shares) | shares																6,032,353		504,300	504,300
May 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Issuance of common stock (in Shares) | shares												5,000
Share price (in Dollars per share) | $ / shares												$ 67.5
Conversion floor price per sharre (in Dollars per share) | $ / shares												$ 22.5
Purchase price payment												$ 1,425,000
Principal amount												75,000
Debt issuance costs												$ 175,162
Warrants outstanding (in Shares) | shares												667
Original issue discount																		$ 349,654	$ 349,654
May 2023 Convertible Note [Member] | Senior Secured Promissory Notes [Member]
Debt Instrument [Line Items]
Percentage of secured promissory notes												13.00%
Aggregate principal amount												$ 1,500,000
May 2023 Convertible Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Change in fair market value of derivative liability												$ 9,000
Warrant exercise price (in Dollars per share) | $ / shares												$ 67.5
July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount											$ 500,000
Debt issuance costs											74,204
Change in fair market value of derivative liability											3,000
Original issue discount											$ 89,191
Percentage promissory notes											13.00%
Price per share (in Dollars per share) | $ / shares											$ 5,122
Conversion price per share (in Dollars per share) | $ / shares											67.5
July 2023 Convertible Note [Member] | Senior Secured Promissory Notes [Member]
Debt Instrument [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares											$ 48
July 2023 Convertible Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Issuance of common stock (in Shares) | shares											1,667
Warrants outstanding (in Shares) | shares											222
Warrant exercise price (in Dollars per share) | $ / shares											$ 67.5
July 2023 Convertible Note [Member] | First Warrant [Member]
Debt Instrument [Line Items]
Purchase warrant (in Shares) | shares											2,778
October 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount										$ 700,000
Issuance of common stock (in Shares) | shares										4,666
Warrants to purchase shares (in Shares) | shares										2,917
Share price (in Dollars per share) | $ / shares										$ 22.5
Warrant exercise price (in Dollars per share) | $ / shares										$ 27
Debt issuance costs										$ 95,349
Change in fair market value of derivative liability										$ 7,560
Warrant exercise price (in Dollars per share) | $ / shares										$ 37.5
Original issue discount																		128,748	128,748
Percentage promissory notes										13.00%
Trading price (in Dollars per share) | $ / shares										$ 22.5
October 2023 Convertible Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares										2,333
Warrants outstanding (in Shares) | shares										560
Change in fair market value of derivative liability										$ 7,560
Warrant exercise price (in Dollars per share) | $ / shares										$ 37.5
March 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount									$ 700,000
Issuance of common stock (in Shares) | shares									7,000
Share price (in Dollars per share) | $ / shares									$ 15
Debt issuance costs									$ 74,379
Warrants outstanding (in Shares) | shares									16,827
Change in fair market value of derivative liability									$ 9,450
Warrant exercise price (in Dollars per share) | $ / shares									$ 30
Original issue discount									$ 35,000
Percentage promissory notes									13.00%
Purchase warrant (in Shares) | shares									8,077
Trading price (in Dollars per share) | $ / shares									$ 15
Purchase price									$ 665,000
Common stock shares outstanding (in Shares) | shares									7,000
Debt issuance costs									$ 700
March 2024 Convertible Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Change in fair market value of derivative liability									$ 9,450
Warrant exercise price (in Dollars per share) | $ / shares									$ 30
March 2024 Convertible Note [Member] | First Warrant [Member]
Debt Instrument [Line Items]
Purchase warrant (in Shares) | shares									8,750
March 2024 Convertible Note [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares									$ 19.5
June 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount								$ 2,845,000
Issuance of common stock (in Shares) | shares								26,800
Warrants to purchase shares (in Shares) | shares								146,667
Share price (in Dollars per share) | $ / shares								$ 11.25
Purchase price payment								$ 2,702,750
Warrant exercise price (in Dollars per share) | $ / shares																								$ 7.5
Debt issuance costs																		$ 224,221	224,221
Original issue discount								$ 142,250
Percentage promissory notes								13.00%
Debt issuance costs																			1,082,226	1,291,814
Net cash received																			881,210
Pay off all previously issued convertible notes																			1,661,540
Finder’s fee																			120,000
Waiver fee amount						$ 838,794
Loss on extinguishment of debt					$ 9,076,587
Converted principal amount															$ 288,223
Interest expense																			320,282	$ 325,486
June 2024 Convertible Note [Member] | Senior Secured Promissory Notes [Member]
Debt Instrument [Line Items]
Percentage of secured promissory notes								13.00%
Aggregate principal amount								$ 2,845,000
June 2024 Convertible Note [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Lender's cost																			$ 40,000
June 2024 Convertible Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Issuance of common stock (in Shares) | shares								26,800
Warrants to purchase shares (in Shares) | shares								146,667									80,000	72,000	72,000					80,000
Warrant exercise price (in Dollars per share) | $ / shares																		$ 9.75	$ 9.75
Issuance of warrants (in Shares) | shares																		5,333	5,333
June 2024 Convertible Note [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Debt issuance costs																			$ 621,353
Derivative liability																								$ 621,353
July 2025 Convertible Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount				$ 200,000
Share price (in Dollars per share) | $ / shares																$ 1		$ 1	$ 1
Debt issuance costs																$ 8,932	$ 283,755
Interest charge				$ 60,000
Interest expense																23,192	$ 81,956
Common Stock [Member]
Debt Instrument [Line Items]
Issuance of common stock (in Shares) | shares							206,033													145,153
Price per share (in Dollars per share) | $ / shares																									$ 3.53
Common Stock [Member] | First Warrant [Member]
Debt Instrument [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares											$ 67.5
Common Stock [Member] | July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Issuance of common stock (in Shares) | shares											1,667
Stock Price [Member]
Debt Instrument [Line Items]
Warrant measurement input															3.26					3.26
Stock Price [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Warrant measurement input															3.26					3.26
Stock Price [Member] | May 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input												29.4
Stock Price [Member] | July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input											21.3
Stock Price [Member] | October 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input										11.55
Stock Price [Member] | June 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input																		10.39	10.39
Volatility [Member]
Debt Instrument [Line Items]
Warrant measurement input															88.64					88.64
Volatility [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Warrant measurement input															93.9					93.9
Volatility [Member] | May 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input												88.8
Volatility [Member] | July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input											88.52
Volatility [Member] | October 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input										89.7
Volatility [Member] | June 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input																		85.72	85.72
Risk-free Rate [Member]
Debt Instrument [Line Items]
Warrant measurement input															4.38					4.38
Risk-free Rate [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Warrant measurement input															4.27					4.27
Risk-free Rate [Member] | May 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input												3.76
Risk-free Rate [Member] | July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input											4.37
Risk-free Rate [Member] | October 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input										4.75
Risk-free Rate [Member] | June 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input																		4.31	4.31
Annual Dividend Yield [Member] | May 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input												0
Annual Dividend Yield [Member] | July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input											0
Annual Dividend Yield [Member] | October 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input										0
Annual Dividend Yield [Member] | June 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input																		0	0
Measurement Input, Expected Term [Member]
Debt Instrument [Line Items]
Warrant measurement input | Years															4.4					4.4
Measurement Input, Expected Term [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Warrant measurement input | Years															3.8					3.8
Measurement Input, Expected Term [Member] | May 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input | Years												5
Measurement Input, Expected Term [Member] | July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input | Years											5
Measurement Input, Expected Term [Member] | October 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input | Years										5
Measurement Input, Expected Term [Member] | March 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input | Years									5
Subsequent Event [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 233,910
Debt issuance costs	$ 26,910	$ 26,910
Subsequent Event [Member] | Common Stock [Member] | Pre Funded Warrants [Member]
Debt Instrument [Line Items]
Warrants outstanding (in Shares) | shares																						0.5099
Mast Hill Fund, L.P.[Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares												15,366
Mast Hill Fund, L.P.[Member] | First Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares								66,667				8,333
Warrant exercise price (in Dollars per share) | $ / shares								$ 9.75				$ 67.5
Mast Hill Fund, L.P.[Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares								80,000				7,033
Warrant exercise price (in Dollars per share) | $ / shares								$ 7.5				$ 48
FirstFire [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares															222					222
Purchase price payment											$ 475,000
Warrants outstanding (in Shares) | shares											3,000
Change in fair market value of derivative liability																				$ 94
Original issue discount											$ 25,000
Issuance of warrants (in Shares) | shares																													2,778
Warrant exercisable date											Jul. 06, 2028
FirstFire [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares											3,000
Warrant exercise price (in Dollars per share) | $ / shares											$ 67.5
Issuance of warrants (in Shares) | shares																													3,500
FirstFire [Member] | July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Principal amount											$ 500,000
FirstFire [Member] | October 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares										3,500
Debt issuance costs										$ 350,000
Original issue discount										$ 17,500
FirstFire [Member] | October 2023 Convertible Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares										3,500
Purchase price payment										$ 332,500
Mast Hill [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares															9,000					9,000
Warrant exercise price (in Dollars per share) | $ / shares																		$ 9.75	$ 9.75
Warrants outstanding (in Shares) | shares																		5,333	5,333
Change in fair market value of derivative liability																			$ 1,854	$ 3,714
Mast Hill [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares								72,000	9,450	7,560		9,000			9,450		8,333			9,450						66,667		3,500
Warrant exercise price (in Dollars per share) | $ / shares								$ 9.75	$ 30	$ 37.5		$ 67.5
Warrants outstanding (in Shares) | shares								152,000	9,450	7,560		9,000
Change in fair market value of derivative liability																				$ 8,191
Issuance of warrants (in Shares) | shares																											8,750
Mast Hill [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares																		$ 7.5	$ 7.5
Warrants outstanding (in Shares) | shares																		80,000	80,000
Change in fair market value of derivative liability																			$ 32,175
Mast Hill [Member] | Pre Funded Warrants [Member]
Debt Instrument [Line Items]
Purchase of warrants (in Shares) | shares						150,000
Mast Hill [Member] | October 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Purchase price payment										$ 332,500
Mast Hill [Member] | October 2023 Convertible Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Aggregate principal amount										$ 350,000
Mast Hill [Member] | March 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Original issue discount																		$ 97,374	$ 97,374
Mast Hill [Member] | June 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares																		72,000	72,000
Share price (in Dollars per share) | $ / shares													$ 1					$ 1	$ 1
Warrant exercise price (in Dollars per share) | $ / shares						$ 0.01
Original issue discount																		$ 1,460,343	$ 1,460,343
Converted principal amount													$ 545,950					$ 2,010,827
Converted shares (in Shares) | shares													545,950					2,010,827
Mast Hill [Member] | Waiver Fee [Member]
Debt Instrument [Line Items]
Waiver fee amount						$ 150,000
Mast Hill [Member] | Stock Price [Member]
Debt Instrument [Line Items]
Warrant measurement input															3.26					3.26
Mast Hill [Member] | Stock Price [Member] | March 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input									6
Mast Hill [Member] | Volatility [Member]
Debt Instrument [Line Items]
Warrant measurement input															97					97
Mast Hill [Member] | Volatility [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrant measurement input															90.43					90.43
Mast Hill [Member] | Volatility [Member] | March 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input									85.24
Mast Hill [Member] | Risk-free Rate [Member]
Debt Instrument [Line Items]
Warrant measurement input															4.27					4.27
Mast Hill [Member] | Risk-free Rate [Member] | March 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input									4.07
Mast Hill [Member] | Annual Dividend Yield [Member] | March 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input									0
Mast Hill [Member] | Measurement Input, Expected Term [Member]
Debt Instrument [Line Items]
Warrant measurement input | Years															3.4					3.4
Mast Hill [Member] | Measurement Input, Expected Term [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrant measurement input | Years															4.2					4.2
Mast Hill [Member] | Subsequent Event [Member] | June 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Share price (in Dollars per share) | $ / shares			$ 1
Converted principal amount			$ 545,949
Converted shares (in Shares) | shares			545,949
Investor [Member] | July 2025 Convertible Note [Member]
Debt Instrument [Line Items]
Debt issuance costs																$ 26,800			$ 26,800
Restricted common stock (in Shares) | shares																5,000			5,000